Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 730
Charged/(credited) to:
- profit or loss	(187)	(821)
- directly to equity	187	91
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(71,916)	(72,899)
Charged/(credited) to:
- profit or loss	2,101	1,449
- directly to equity	195	(466)
Ending balance	(69,620)	(71,916)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(8,248)	(6,196)
Charged/(credited) to:
- profit or loss	(2,415)	(2,609)
- directly to equity	(8)	557
Ending balance	(10,671)	(8,248)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	80,164	79,825
Charged/(credited) to:
- profit or loss	127	339
- directly to equity	0	0
Ending balance	$ 80,291	$ 80,164